Concentrations, Risks and Uncertainties	12 Months Ended
Dec. 31, 2022
Concentrations, Risks and Uncertainties [Abstract]
CONCENTRATIONS, RISKS AND UNCERTAINTIES
Note 13-	CONCENTRATIONS, RISKS AND UNCERTAINTIES

Concentration

The Company offers one product (cordyceps) for sale while depends on limited suppliers for materials. Accordingly, the Company has a concentration risk related to its customers and suppliers. Failure to maintain existing relationships with the customers and suppliers or to establish new relationships in the future could negatively affect the Company’s ability to generate revenue and obtain materials in a timely manner.

The concentration on customers’ sales is as follows:

	For the Year Ended		For the Year Ended		For the Period from May 4, 2022 to
	December 31, 2022		December 31, 2021		December 31, 2020
	Amount	%	Amount	%	Amount	%
Customer A	$140,065	31.2%	$-	-	$-	-
Customer B-related party	-	-	182,775	20.8%	43,458	32.0%
Customer C-related party	-	-	93,012	10.6%	-	-
Customer D-related party	53,304	11.9%	-	-	-	-
Customer E	3,109	0.7%	225,410	25.6%	-	-
Customer F	-	-	137,618	15.6%	-	-
Customer G	-	-	129,692	14.7%	-	-
Customer H	45,980	10.2%	-	-	-	-
Customer I	69,104	15.4%	-	-	-	-
Customer J	99,569	22.2%	-	-	-	-
Customer K	-	-	-	-	91,262	68.0%
	$411,131	91.6%	$768,507	87.4%	$134,720	100.0%

The concentration on suppliers’ purchases is as follows:

	For the Year Ended		For the Year Ended		For the Period from May 4, 2022 to
	December 31, 2022		December 31, 2021		December 31, 2020

Supplier A	$-	-	$116,564	42.5%	$-	-
Supplier B	-	-	64,481	23.5%	-	-
Supplier C	-	-	37,476	13.7%	-	-
Supplier D-related party	13,746	48.1%	-	-	-	-
Supplier E	10,038	35.1%	-	-	-	-
Supplier F	-	-	-	-	523,483	90.0%
Supplier G	-	-	-	-	54,462	9.0%
	$23,784	83.2%	$218,521	79.7%	$577,945	99.0%

Credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. The Company held cash and cash equivalents which were deposited in financial institutions located in Mainland China, and each bank account is insured by the local government authority with the maximum limit of RMB 500,000 (equivalent to approximately $71,821). The Company also held cash and cash equivalents which were deposited in financial institutions located in Taiwan, and each bank account is insured by the local government authority with the maximum limit of TWD 3,000,000 (equivalent to approximately $108,147).To limit exposure to credit risk relating to deposits, the Company primarily place cash and cash equivalent deposits with large financial institutions which management believes are of high credit quality and the Company also continually monitors their credit worthiness.

The Company’s operations are carried out in PRC and Taiwan. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC and Taiwan as well as by the general state of economy of PRC and Taiwan. In addition, the Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, rates and methods of taxation among other factors.

Liquidity risk

The Company is also exposed to liquidity risk which is risk that it is unable to provide sufficient capital resources and liquidity to meet its commitments and business needs. Liquidity risk is controlled by the application of financial position analysis and monitoring procedures. When necessary, the Company will turn to other financial institutions and the shareholders to obtain short-term funding to meet the liquidity shortage.

Foreign currency risk

Substantially most of the Company’s operating activities and the Company’s assets and liabilities are denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the Peoples’ Bank of China (“PBOC”) or other authorized financial institutions at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.

Other risk

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, such as the COVID-19 outbreak and spread, which could significantly disrupt the Company’s operations.